Borrowings	12 Months Ended
Mar. 31, 2023
Borrowings [Abstract]
Borrowings
10. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Short-term borrowings (1) :
Commercial paper	¥131,915	¥299,993
Bank borrowings	205,857	176,708
Other	712,369	531,840

Total	¥1,050,141	¥1,008,541

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥3,196,144	¥3,502,383
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	765,412	872,588
Non-Japanese Yen denominated	2,486,305	3,042,649
Floating-rate obligations:
Japanese Yen denominated	917,362	893,832
Non-Japanese Yen denominated	329,876	409,160
Index / Equity-linked obligations:
Japanese Yen denominated	942,585	918,693
Non-Japanese Yen denominated	350,672	346,292

	5,792,212	6,483,214

Subtotal	8,988,356	9,985,597

Trading balances of secured borrowings	269,950	413,613

Total	¥9,258,306	¥10,399,210

(1)	Includes secured borrowings of ¥92,580 million and ¥97,481 million as of March 31, 2022 and March 31, 2023 respectively.
(2)	Includes secured borrowings of ¥79,843 million and ¥84,999 million as of March 31, 2022 and March 31, 2023 respectively.
(3)	Includes secured borrowings of ¥761,620 million and ¥742,267 million as of March 31, 2022 and March 31, 2023 respectively.

Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2022	2023
Debt issued by the Company	¥3,679,955	¥4,154,579
Debt issued by subsidiaries — guaranteed by the Company	2,124,904	2,026,071
Debt issued by subsidiaries — not guaranteed by the Company (1)	3,453,447	4,218,560

Total	¥9,258,306	¥10,399,210

(1)	Includes trading balances of secured borrowings.
As of March 31, 2022, fixed-rate long-term borrowings mature between 2022 and 2067 with
interest rates ranging from 0.00% to 30.09%.
Floating-rate obligations, excluding perpetual subordinated debt, which are generally based on TIBOR and LIBOR, mature between
 2022 and 2051
with
interest rates ranging from 0.00% to 7.74%. Index / Equity-linked obligations mature between 2022 and 2052 with
interest rates ranging from 0.00% to 42.30%.
As of March 31, 2023, fixed-rate long-term borrowings mature between 2023 and 2067 with
interest rates ranging from 0.00% to 42.44%.
Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR,
Tokyo Overnight Average rate
and
Secured Overnight Financing Rate
, mature between
 2023 and 2061
with
interest rates ranging from 0.00% to 12.90%. Index / Equity-linked obligations mature between 2023 and 2053 with
interest rates ranging from 0.00% to 28.20%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Debt securities and notes issued are typically converted to Tokyo Overnight Average rate and Secured Overnight Financing Rate-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2022 and 2023.

	March 31
	2022	2023
Short-term borrowings	1.26%	1.23%
Long-term borrowings	1.09%	2.09%
Fixed-rate obligations	1.25%	2.40%
Floating-rate obligations	1.04%	2.08%
Index / Equity-linked obligations	0.79%	1.09%
Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2023:

Year ending March 31	Millions of yen
2024	¥619,672
2025	1,875,517
2026	1,730,116
2027	884,123
2028	730,624
2029 and thereafter	4,145,545

Subtotal	9,985,597

Trading balances of secured borrowings	413,613

Total	¥10,399,210

Borrowing facilities
As of March 31, 2022 and 2023, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.
Subordinated borrowings
As of March 31, 2022 and 2023, subordinated borrowings were ¥414,500 million and ¥414,500 million, respectively.